Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Central Index Key	0001127248
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity File Number	000-54516
Entity Registrant Name	EMERA INC
Entity Incorporation, State or Country Code	A5
Entity Address, Address Line One	5151 Terminal Road
Entity Address, City or Town	Halifax
Entity Address, State or Province	DE
Entity Address, Country	CA
Entity Address, Postal Zip Code	B3J 1A1
City Area Code	902
Local Phone Number	428-6096
Entity Listings [Line Items]
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Common Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	251,430,226
Series A Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	4,866,814
Series B Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,133,186
Series C Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Series E Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	5,000,000
Series F Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Series H Preferred Stock
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000